Income Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Tax
13.
INCOME TAX

The Group operates worldwide and is subject to income taxes in countries where income is earned. The majority of the Group’s income is exempt from income taxes due to exemptions on income from international shipping in various jurisdictions.

The major components of income tax expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

Consolidated Statements of Operations
	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Current income tax:
Current income tax charge	$(7,731)	$(6,926)	$(10,963)
Adjustments in respect of current income tax of previous year	(79)	(758)	3,897
Deferred income tax:
Relating to origination and reversal of temporary differences	(11,843)	(9,173)	427
Income tax expense reported in the consolidated statements of operations	$(19,653)	$(16,857)	$(6,639)

Consolidated Statements of Other Comprehensive Income (Loss)
	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Tax effect of remeasurement on defined benefit plans	$667	$229	$412
Income tax charged directly to other comprehensive (loss) income	$667	$229	$412

The Company and many of its subsidiaries are domiciled in Bermuda, though the Group operates worldwide. Beginning January 1, 2025, the Group became subject to the Bermuda Corporate Income Tax Act 2023 (the “CIT Act”). The CIT Act imposes a new corporate income tax rate of 15%. Income arising from international shipping is exempt from the scope of the CIT Act, subject to the Group continuing to meet certain requirements relating to strategic or commercial management in Bermuda. Prior to the CIT Act, the corporate income tax rate in Bermuda was 0%. The below table reconciles the Group’s income tax expense, starting with the income (loss) before income taxes at the Bermuda statutory tax rate.

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Income (loss) before income taxes	$1,167,748	$169,834	$(1,843,457)
At Bermuda statutory income tax rate	(175,162)	—	—
Bermuda exemptions and unrecognized temporary differences	175,162	—	—
Income tax in other jurisdictions	(19,653)	(16,857)	(6,639)
Income tax expense	$(19,653)	$(16,857)	$(6,639)

Deferred Income Tax

	Consolidated statements of financial position		Consolidated statements of operations, consolidated statements of other comprehensive income (loss) and consolidated statements of changes in shareholders’ equity
	December 31,		Year Ended December 31,
	2025	2024	2025	2024	2023
(in USD and thousands)
Property, plant and equipment and intangible assets	$(5,269)	$422	$(5,691)	$3,488	$(726)
Prepaid credit card fees and commissions	(20,460)	(16,921)	(3,539)	(2,920)	(2,510)
Share based compensation	9,945	10,669	(724)	(34,247)	31,081
Net operating losses	59,764	47,797	11,967	45,804	630
ROU assets	(5,651)	(6,441)	790	1,605	(230)
Lease liabilities	12,367	13,907	(1,540)	(1,908)	1,230
Other	(1,770)	1,298	(3,068)	138	(1,673)
Deferred income tax			$(1,805)	$11,960	$27,802
Net deferred tax asset	$48,926	$50,731

Deferred tax asset	$55,183	$55,428
Deferred tax liability	(6,257)	(4,697)
Deferred tax asset, net	$48,926	$50,731

Reconciliation of deferred tax asset, net
	2025	2024
As of January 1	$50,731	$38,771
Change in deferred taxes during the period recognized in the consolidated statements of operations	(11,863)	(9,173)
Change in deferred taxes during the period recognized in the consolidated statements of other comprehensive income (loss)	667	229
Change in deferred taxes during the period recognized in the consolidated statements of changes in shareholders’ equity	9,391	20,904
As of December 31	$48,926	$50,731

As of December 31, 2025 and 2024, the Group had $36.4 million and $33.8 million, respectively, in unused tax losses for which no deferred tax assets were recognized on the consolidated statements of financial position for all jurisdictions other than Bermuda. Of the $36.4 million unused tax losses as of December 31, 2025, $5.8 million will begin to expire in 2026 and $30.6 million do not expire. As of December 31, 2025 and 2024, the Group had $16.4 million and $17.3 million, respectively, in other deductible temporary differences for which no deferred tax asset was recognized on the consolidated statements of financial position.

As part of the transition to the CIT Act, the Group calculated an opening tax loss carryforward based on cumulative losses for 2020 to 2024, which can be used to offset taxable income beginning in 2025, as permitted by the CIT Act. As of December 31, 2025, the Group had $822.0 million in cumulative unused tax losses related to non-exempt income in Bermuda for which no deferred tax assets were recognized on the consolidated statements of financial position.

The Group generates a portion of its cruise income from its international ocean and expedition cruises from sources within the U.S. Under Section 883 (“Section 883”) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), certain foreign corporations are exempt from U.S. federal income or branch profits tax on U.S. source income derived from or incidental to the international operation of vessels or ships. Section 883 does not exempt U.S. source income derived from a U.S. domestic trade or business. The Group has assessed that it qualifies for the benefits of Section 883. However, qualification for Section 883 depends upon various factors, including a specified percentage of the Group’s shares being owned, directly or indirectly, by shareholders who meet certain requirements, and can be challenged or could change in the future. Provisions of the Code, including Section 883, are subject to change at any time, and changes could occur in the future with respect to the identity, residence or holdings of the Group’s direct or indirect shareholders, which could impact the Group’s ability to qualify for the benefits of Section 883.

In December 2021, the Organization for Economic Cooperation and Development (“OECD”) issued model rules for the implementation of a 15% global minimum tax (“Pillar Two”). The Group is within the scope of the OECD Pillar Two model rules, however each country must enact local tax legislation to adopt the model rules. As the current OECD guidelines exclude international shipping income from the scope of the global minimum tax, subject to certain requirements relating to strategic or commercial management being satisfied, and the majority of the Group’s income is derived from international shipping, the impact is immaterial. The Group continues to monitor the development of the Pillar Two rules, including the effect of the international shipping exemption, enactment of local tax legislation in multiple jurisdictions and interpretations and alignment by various tax authorities of Pillar Two and corporate tax laws applied in other jurisdictions.

The Group regularly assesses its income tax provisions for uncertain tax positions, based solely on their technical merits, when it is not more likely than not to be sustained upon examination by the relevant tax authority. Based on all known facts and circumstances and current tax law, the total amount of the Group’s uncertain income tax position liabilities and related accrued interest are not significant to the Group’s financial position.